SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives
Property and equipment is stated at cost, net of accumulated depreciation and amortization. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Computers	3 – 4 years
Molds	4 – 10 years
Equipment and furniture	10 – 17 years

Schedule Of Allowance For Credit Losses
The following table sets forth activity in the Company’s allowance for credit losses for each of the years ended December 31, 2024, 2023 and 2022, respectively:

	2024	2023	2022
Balance at beginning of year	2,254	1,318	1,107
Current-period provision	572	1,020	449
Write-offs charged against the Allowance and revaluation	(77)	(84)	(238)
Balance at end of year	2,749	2,254	1,318

Schedule of Accrued Warranty
The following table sets forth activity in the Company’s accrued warranty account for each of the years ended December 31, 2024, 2023 and 2022, respectively:

	2024	2023	2022
Balance at beginning of year	1,476	1,418	1,248
Cost incurred	(1,909)	(2,304)	(2,099)
Expense recognized	1,155	2,362	2,269
Balance at end of year	722	1,476	1,418